CURRENT AND DEFERRED INCOME TAX - Narrative (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Movement in deferred tax not recognized	$ (128,066)	$ (60,540)
Net proceeds from sale of marketable securities	63,445	68,641
Deferred income tax liabilities	107,909	114,576
Temporary differences associated with investments in subsidiaries	58,724	$ 75,814
Decrease in tax loss carry forward	$ 357,000
Statutory tax rate	27.00%	26.00%
Investments in Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ 17,617	$ 22,744
Pretium Resources Inc
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in number of shares outstanding	(9.0)
Net proceeds from sale of marketable securities	$ 63,400
Income tax payable	7,800
Argentine Operation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Movement in deferred tax not recognized	125,700
Change to tax expense from restructuring activities	114,100
Current tax expense	$ 4,700